DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Nomadar Corp. (the “Company” or “Nomadar”), is a Delaware Corporation and was organized on August 8, 2023. Previously known as Sportech City USA Corp, the Company is a sport technology business that will operate sport technology platforms and will offer consulting services in addition to the planned construction and subsequent operation of a multi-purpose event center. The Company offers an educational high performance training (“HPT”) program for young athletes to assimilate into elite soccer programs. The Company aims to operate soccer academies in the United States and Europe as well. The Company’s target market includes professional sports teams, athletes, coaches, and recreational sports enthusiasts. Nomadar is majority owned by Sport City Cádiz, S.L. (“Sport City” or “Sportech”).

The Company plans to generate revenue through subscription fees, sales of software licenses, consulting services, and commissions from facilitating transactions between athletes or teams. In the fragmented sports technology industry, the Company competes with other businesses by focusing on specific sports and providing unique technological solutions to its prospective clients.

The Company engaged in limited operations until 2025 when the Company began generating revenue from providing services under commercial contracts and purchase orders entered into in the ordinary course of business. On October 31, 2025 the Company completed the direct listing of its Class A common stock (the “Direct Listing”). Substantially all activity for the period from August 8, 2023 (inception) through October 31, 2025 relates to the Company’s formation and the registered direct listing, as well as the Company’s efforts to execute the exclusive license agreements further described in Note 3.

Going Concern

As of September 30, 2025, the Company had $64,540 in cash and a working capital deficit of $4,171,735. The Company has incurred a net loss of $1,410,286 during the nine months ended September 30, 2025. As of September 30, 2025, the Company had an accumulated deficit of $2,822,839. Further, the Company expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date these unaudited condensed financial statements are available to be issued.

The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders and debt holders. Specifically, continuation is contingent on the Company’s ability to obtain necessary equity or debt financing to continue operations, and ultimately the Company’s ability to generate profit from future sales and positive operating cash flows, which is not assured.

The Company’s plans to address this uncertainty include obtaining future debt and equity financings. In addition, in November 2024, the Company entered into a binding capital contribution agreement with Sportech, as amended in June 2025, pursuant to which Sportech has agreed to provide up to $10 million to fund the business and operations of the Company in 2025, 2026, and 2027. Lastly, the Company entered into a financing arrangement with a third party on May 20, 2025 pursuant to which the third party may purchase up to $30 million of the Company’s Class A Common Stock, including funding a prepaid advance of $3 million, $0.5 million of which was funded at closing of the financing agreement on May 22, 2025, $0.5 million of which was funded on July 2, 2025, and $2 million of which was funded on November 4, 2025. There is no assurance that the Company’s plans to raise capital will be successful. Should the Company be unable to raise sufficient additional capital, the Company may be required to undertake cost-cutting measures to align with cash reserves, although there can be no guarantee that it will be successful in doing so. Accordingly, the Company may be required to raise additional cash through alternative debt or equity transactions. It may not be able to secure financing in a timely manner or on favorable terms, if at all. As a result, management’s plans cannot be considered probable and thus do not alleviate the substantial doubt about the Company’s ability to continue as a going concern.

These accompanying unaudited condensed financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Unaudited Financial Information

The Company’s unaudited condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for the interim financial reporting period and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X and on the same basis as the Company prepares its annual audited financial statements. Pursuant to these rules and regulations, they do not include all information and notes required by GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair statement of the Company’s financial condition and results of operations have been included. Operating results for the period presented are not necessarily indicative of the results that might be expected for the full year. As such, the information included in this report should be read in conjunction with the Company’s audited financial statements as of and for the year ended December 31, 2024. The condensed balance sheet as of December 31, 2024 has been derived from the audited financial statements of the Company, but does not include all of the disclosures required by GAAP.

During the nine months ended September 30, 2025, there were no changes to the Company’s significant accounting policies as described in the Company’s audited financial statements as of and for the year ended December 31, 2024, included in the amended Form S-1 as filed on October 10, 2025, except as described below.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Nomadar Corp. (the “Company” or “Nomadar”), is a Delaware Corporation and was organized on August 8, 2023. Previously known as Sportech City USA Corp, the Company is a sport technology business that will operate sport technology platforms and will offer consulting services in addition to the planned construction and subsequent operation of a multi-purpose event center. The Company will also offer an educational high performance training (“HPT”) program for young athletes to assimilate into elite soccer programs. The Company aims to operate soccer academies in the United States and Europe as well. The Company’s target market includes professional sports teams, athletes, coaches, and recreational sports enthusiasts.

The Company plans to generate revenue through subscription fees, sales of software licenses, consulting services, and commissions from facilitating transactions between athletes or teams. In the fragmented sports technology industry, the Company competes with other businesses by focusing on specific sports and providing unique technological solutions to its prospective clients.

Through December 31, 2024, the Company had engaged in limited operations and generated limited revenues. Substantially all activity for the period from August 8, 2023 (inception) through December 31, 2024 relates to the Company’s formation and the proposed registered direct listing (“Proposed Direct Listing”) as well as the Company’s efforts to execute the exclusive license agreements further described in “Note 3. Commitments and Contingencies.” The Company has selected December 31 as its fiscal year end.

Going Concern

As of December 31, 2024, the Company had $417 in cash and a working capital deficit of $873,034. The Company has incurred a net loss from operations and negative cash flows from operating activities since inception. As of December 31, 2024, the Company had an accumulated deficit of $1,412,553. Further, the Company expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date these financial statements are available to be issued.

The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders and debt holders. Specifically, continuation is contingent on the Company’s ability to obtain necessary equity or debt financing to continue operations, and ultimately the Company’s ability to generate profit from future sales and positive operating cash flows, which is not assured.

The Company’s plans to address this uncertainty include obtaining future debt and equity financings after the close of the Proposed Direct Listing. In addition, in November 2024, the Company entered into a binding capital contribution agreement with Sportech, as amended in June 2025, pursuant to which Sportech has agreed to provide up to $10 million to fund the business and operations of the Company in 2025, 2026, and 2027, contingent upon the listing of the Company on a U.S. national stock exchange through the Proposed Direct Listing. Lastly, the Company entered into a financing arrangement with a third party on May 20, 2025 pursuant to which the third party will purchase up to $30 million of the Company’s Class A Common Stock, including funding a prepaid advance of $3 million, $0.5 million of which was funded at closing of the financing agreement, $0.5 million of which will be funded upon the filing of the amendment to the Company’s Form S-1 registration statement, and $2 million of which will be funded upon the Company’s Form S-1 registration statement becoming effective. There is no assurance that the Company’s plans to complete the Proposed Direct Listing or to otherwise raise capital will be successful. Should the Company be unable to raise sufficient additional capital, the Company may be required to undertake cost-cutting measures to align with cash reserves, although there can be no guarantee that it will be successful in doing so. Accordingly, the Company may be required to raise additional cash through alternative debt or equity transactions. It may not be able to secure financing in a timely manner or on favorable terms, if at all. As a result, management’s plans cannot be considered probable and thus do not alleviate the substantial doubt about the Company’s ability to continue as a going concern.

These accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS